Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Basic and Diluted Loss Per Share
Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(85,502)	(24,339)	(175,650)	(49,425)	(110,258)	(17,301)	(30,326)	(4,759)
Net loss attributable to common shareholders	(85,502)	(24,339)	(175,650)	(49,425)	(110,258)	(17,301)	(30,326)	(4,759)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	59,721,341	17,000,189	60,415,978	17,000,189	61,809,501	61,809,501	17,000,189	17,000,189

Basic and diluted loss per share	(1.43)	(1.43)	(2.91)	(2.91)	(1.78)	(0.28)	(1.78)	(0.28)